Debt - future maturities of long-term debt (Details) - Vacasa Holdings LLC - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term Debt, Fiscal Year Maturity [Abstract]
2021		$ 125
2022		125
2023		112,932
2024		125
2025		125
Thereafter		125
Total	$ 119,452	$ 113,557	$ 1,016